Share-based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Estimated Fair Values of all SARs Applying Assumptions
The Company computed the estimated fair values of all SARs using the Black-Scholes option-pricing model applying the assumptions set forth in the following table:

	2013	2012	2011
Expected dividend yield	3.9%	3.5%	3.1%
Expected stock price volatility	24.7%	32.3%	33.8%
Risk-free interest rate	0.6%	0.6%	2.1%
Expected life of SARs	4 years	4 years	4 years

Stock Options and SARs Outstanding and Exercisable
The following tables summarize information about stock options and SARs outstanding and exercisable at December 31, 2013. At December 31, 2013, the fair market value of the Company’s stock used to calculate intrinsic value was $41.72 per share.

	Options and SARs Vested and Expected to Vest
Range of Exercise Prices	Number Outstanding	Weighted- average Remaining Contractual Life	Weighted- average Exercise Price	Aggregate Intrinsic Value
$23.69 - $28.48	802,260	2.1 years	$26.91	$11,884
$29.30 - $32.03	1,100,792	4.9 years	$31.39	$11,374
$32.85 - $43.83	1,101,635	4.3 years	$34.76	$7,670
$23.69 - $43.83	3,004,687	3.9 years	$31.43	$30,928

	Options and SARs Exercisable
Range of Exercise Prices	Number Exercisable	Weighted- average Remaining Contractual Life	Weighted- average Exercise Price	Aggregate Intrinsic Value
$23.69 - $28.48	802,260	2.1 years	$26.91	$11,884
$29.30 - $32.03	262,185	1.1 years	$29.33	$3,248
$32.85 - $43.83	1,101,635	4.3 years	$34.76	$7,670
$23.69 - $43.83	2,166,080	3.1 years	$31.20	$22,802

Company's Stock Options and SARs
The activity related to the Company’s stock options and SARs is as follows:

	Nonvested	Vested	Total	Weighted- average Exercise Price
Outstanding, December 31, 2012	726,510	4,324,230	5,050,740	$30.63
Vested	(726,510)	726,510	—
Granted	852,157	—	852,157	$32.03
Exercised	—	(2,326,215)	(2,326,215)	$29.44
Forfeited/Expired	(13,550)	(558,445)	(571,995)	$33.10
Outstanding, December 31, 2013	838,607	2,166,080	3,004,687	$31.43

Activity Related to PCSUs and Restricted Stock Units
The activity related to the PCSUs and restricted stock units is as follows:

	Nonvested	Vested	Total	Average Grant Date Fair Value Per Share
Outstanding, December 31, 2012	492,114	1,178,903	1,671,017	$27.83
Granted	445,098	—	445,098	$28.90
Performance adjustments	(112,536)	(4)	(112,540)	$31.82
Vested	(37,368)	37,368	—
Converted	—	(956,802)	(956,802)	$25.87
Dividend equivalents	5,621	29,271	34,892	$36.13
Outstanding, December 31, 2013	792,929	288,736	1,081,665	$29.85